Vanguard® Windsor™ II Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.9%)
Communication Services (7.9%)
	Meta Platforms Inc. Class A	1,677,258	1,297,258
	Alphabet Inc. Class C	6,038,695	1,164,623
	Alphabet Inc. Class A	5,342,985	1,025,319
	Comcast Corp. Class A	11,464,713	380,972
	Verizon Communications Inc.	6,210,000	265,540
	Omnicom Group Inc.	2,978,179	214,578
[1]	WPP plc ADR	5,799,610	157,053
*	Warner Bros Discovery Inc.	10,268,148	135,232
	Paramount Global Class B	6,678,900	83,954
			4,724,529
Consumer Discretionary (7.8%)
*	Amazon.com Inc.	7,052,301	1,651,014
	Sony Group Corp. ADR	14,375,000	349,600
	General Motors Co.	6,368,424	339,692
	Lennar Corp. Class A	2,582,000	289,649
	Magna International Inc.	6,868,232	281,597
	McDonald's Corp.	906,257	271,941
	Home Depot Inc.	708,778	260,483
*	Aptiv plc	3,429,572	235,406
	Lowe's Cos. Inc.	1,040,487	232,622
	Booking Holdings Inc.	41,500	228,418
	Alibaba Group Holding Ltd. ADR	832,401	100,413
	Starbucks Corp.	1,032,462	92,054
*	Ulta Beauty Inc.	174,860	90,055
	Bayerische Motoren Werke AG (XETR)	873,984	83,161
	BorgWarner Inc. (XNYS)	2,110,900	77,681
	Lithia Motors Inc.	192,000	55,296
	Trip.com Group Ltd. ADR	399,359	24,740
			4,663,822
Consumer Staples (4.6%)
	Procter & Gamble Co.	5,298,470	797,261
	Coca-Cola Co.	8,226,618	558,505
	Constellation Brands Inc. Class A	1,707,000	285,137
	Kraft Heinz Co.	8,740,000	240,000
	PepsiCo Inc.	1,395,268	192,435
	Unilever plc (XLON)	3,212,400	186,385
	Mondelez International Inc. Class A	2,655,166	171,763
	Nestle SA (Registered)	1,245,887	108,862
	Unilever plc ADR	1,737,298	101,510
	Conagra Brands Inc.	3,377,300	61,670
[1]	Anheuser-Busch InBev SA ADR	997,000	57,497
			2,761,025
Energy (4.5%)
	Exxon Mobil Corp.	3,555,685	396,957
[2]	APA Corp.	18,764,967	361,976
	ConocoPhillips	2,945,051	280,781
	Shell plc ADR	3,545,512	256,021
	Schlumberger NV	7,150,566	241,689
	TotalEnergies SE ADR	3,828,479	227,986
	Coterra Energy Inc.	9,097,000	221,876
	NOV Inc.	16,773,088	211,005
	Baker Hughes Co.	4,623,300	208,280
	Ovintiv Inc. (XNYS)	4,662,510	192,002
	Halliburton Co.	4,402,050	98,606
	Murphy Oil Corp.	1,372,052	34,041
			2,731,220

		Shares	Market Value ($000)
Financials (17.7%)
	Bank of America Corp.	19,230,992	909,049
	Visa Inc. Class A	1,998,232	690,329
	Blackstone Inc.	3,855,458	666,840
	American International Group Inc.	8,500,475	659,892
	Citigroup Inc.	6,387,442	598,503
	Intercontinental Exchange Inc.	3,052,519	564,197
	US Bancorp	12,479,200	561,065
	Wells Fargo & Co.	6,129,536	494,224
	Capital One Financial Corp.	2,206,000	474,290
	Ameriprise Financial Inc.	722,754	374,524
	JPMorgan Chase & Co.	1,230,305	364,466
	Charles Schwab Corp.	3,280,786	320,631
	State Street Corp.	2,562,678	286,379
	Mitsubishi UFJ Financial Group Inc. ADR	19,328,000	268,659
	PNC Financial Services Group Inc.	1,352,000	257,245
	Chubb Ltd.	948,829	252,426
	Marsh & McLennan Cos. Inc.	1,163,173	231,704
	Citizens Financial Group Inc.	4,332,151	206,730
	Cullen / Frost Bankers Inc.	1,577,000	200,926
	Truist Financial Corp.	4,584,488	200,388
	HSBC Holdings plc ADR	2,888,300	177,053
	American Express Co.	579,447	173,434
*	Fiserv Inc.	1,242,931	172,693
	Goldman Sachs Group Inc.	221,378	160,187
	Mastercard Inc. Class A	273,070	154,686
	First Citizens BancShares Inc. Class A	77,458	154,510
	BNP Paribas SA	1,680,100	153,189
	Corebridge Financial Inc.	4,176,900	148,531
	Fidelity National Information Services Inc.	1,849,000	146,829
	Hartford Insurance Group Inc.	1,104,000	137,327
	NatWest Group plc	18,280,043	126,892
	CME Group Inc.	421,550	117,309
	Commerce Bancshares Inc.	1,714,672	104,938
	ING Groep NV	4,497,433	104,815
			10,614,860
Health Care (12.1%)
	HCA Healthcare Inc.	2,446,600	866,072
	Medtronic plc	8,045,741	726,048
	Elevance Health Inc.	1,920,938	543,779
	UnitedHealth Group Inc.	2,088,009	521,083
	Danaher Corp.	2,350,337	463,392
	Cigna Group	1,533,173	409,940
	Merck & Co. Inc.	5,205,051	406,619
*	Boston Scientific Corp.	2,943,779	308,861
	Eli Lilly & Co.	404,581	299,418
	Amgen Inc.	990,000	292,149
	GE HealthCare Technologies Inc.	3,980,715	283,905
	Alcon AG	2,918,000	255,471
	Roche Holding AG	705,449	220,152
	Thermo Fisher Scientific Inc.	395,854	185,133
	Humana Inc.	737,300	184,229
	Abbott Laboratories	1,117,297	140,992
*	Vertex Pharmaceuticals Inc.	297,174	135,770
	Zoetis Inc.	852,106	124,228
	AstraZeneca plc ADR	1,696,150	123,972
	Labcorp Holdings Inc.	468,158	121,758
	CVS Health Corp.	1,837,200	114,090
	AbbVie Inc.	516,367	97,604
	Zimmer Biomet Holdings Inc.	890,208	81,587
	GSK plc ADR	2,132,315	79,215
	EssilorLuxottica SA	247,231	73,515
*	Solventum Corp.	988,000	70,504
	Sanofi SA ADR	1,320,391	60,263
*	Centene Corp.	2,029,988	52,922
			7,242,671
Industrials (11.5%)
	General Dynamics Corp.	2,153,371	671,012
	Parker-Hannifin Corp.	854,000	625,043

		Shares	Market Value ($000)
	RTX Corp.	2,550,300	401,851
	Northrop Grumman Corp.	692,542	399,327
*	Boeing Co.	1,590,652	352,870
	Cummins Inc.	801,172	294,527
*	Uber Technologies Inc.	3,352,276	294,162
	Waste Management Inc.	1,246,022	285,538
	FedEx Corp.	1,229,240	274,723
	Delta Air Lines Inc.	4,870,742	259,172
	Jacobs Solutions Inc.	1,665,011	236,215
	AMETEK Inc.	1,166,788	215,681
*	United Airlines Holdings Inc.	2,299,637	203,081
	Oshkosh Corp.	1,601,000	202,574
	PACCAR Inc.	1,964,380	194,002
	Trane Technologies plc	417,332	182,825
	Nordson Corp.	846,960	181,427
	Deere & Co.	337,664	177,061
	Equifax Inc.	688,447	165,386
	Old Dominion Freight Line Inc.	1,080,755	161,303
	CNH Industrial NV	12,438,699	161,206
	Daimler Truck Holding AG	2,794,014	135,915
	Norfolk Southern Corp.	459,200	127,658
	General Electric Co.	462,051	125,253
	United Rentals Inc.	112,642	99,456
	Rockwell Automation Inc.	237,004	83,357
*	Fluor Corp.	1,403,385	79,670
	Stanley Black & Decker Inc.	1,155,200	78,149
	Fortive Corp.	1,400,300	67,116
	Timken Co.	737,700	56,132
	Siemens AG (Registered)	189,874	48,361
*,1	Air Canada	2,257,900	31,450
			6,871,503
Information Technology (22.2%)
	Microsoft Corp.	6,024,410	3,214,023
	Apple Inc.	7,734,210	1,605,390
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,175,475	1,250,498
*	F5 Inc.	2,348,100	735,941
*	Workday Inc. Class A	2,878,952	660,374
	Seagate Technology Holdings plc	3,956,038	621,137
	Accenture plc Class A	2,089,055	557,987
	Broadcom Inc.	1,878,714	551,778
	Applied Materials Inc.	2,689,871	484,338
	QUALCOMM Inc.	3,145,475	461,630
	Samsung Electronics Co. Ltd. (XKRX)	8,361,400	426,130
*	Synopsys Inc.	610,000	386,417
	Telefonaktiebolaget LM Ericsson ADR	49,576,280	357,941
*	Teledyne Technologies Inc.	540,000	297,551
	Analog Devices Inc.	1,178,396	264,703
	Amphenol Corp. Class A	2,377,687	253,247
	Microchip Technology Inc.	3,676,000	248,461
*	Adobe Inc.	685,000	245,018
	Marvell Technology Inc.	2,633,559	211,659
	TE Connectivity plc	902,266	185,641
*	Advanced Micro Devices Inc.	724,610	127,756
	Salesforce Inc.	364,676	94,207
	Cognizant Technology Solutions Corp. Class A	866,500	62,180
			13,304,007
Materials (3.7%)
	Corteva Inc.	6,320,000	455,862
	Martin Marietta Materials Inc.	621,279	357,161
	Ecolab Inc.	1,235,000	323,274
	RPM International Inc.	2,351,000	276,031
	Air Products & Chemicals Inc.	893,768	257,298
	PPG Industries Inc.	1,900,100	200,460
	Linde plc	380,387	175,077
	Avery Dennison Corp.	591,023	99,156
	Olin Corp.	4,577,800	86,703
			2,231,022
Other (0.9%)
	SPDR S&P 500 ETF Trust	871,153	550,638

		Shares	Market Value ($000)
Real Estate (0.7%)
*	CBRE Group Inc. Class A	1,543,728	240,420
	Equity LifeStyle Properties Inc.	2,830,000	169,574
			409,994
Utilities (2.3%)
	Dominion Energy Inc.	5,900,300	344,873
	Atmos Energy Corp.	2,210,000	344,583
	Xcel Energy Inc.	3,638,000	267,175
	American Water Works Co. Inc.	1,872,493	262,598
	PPL Corp.	5,186,715	185,114
			1,404,343
Total Common Stocks (Cost $36,522,883)			57,509,634
Temporary Cash Investments (5.0%)
Money Market Fund (5.0%)
[3,4]	Vanguard Market Liquidity Fund, 4.367% (Cost $2,988,599)	29,891,801	2,988,881
Total Investments (100.9%) (Cost $39,511,482)			60,498,515
Other Assets and Liabilities—Net (-0.9%)			(516,165)
Net Assets (100%)			59,982,350
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $58,502.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $67,289 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	994	316,800	(311)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	55,842,257	1,667,377	—	57,509,634
Temporary Cash Investments	2,988,881	—	—	2,988,881
Total	58,831,138	1,667,377	—	60,498,515
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(311)	—	—	(311)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
E.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Oct. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2025 Market Value ($000)
APA Corp.	NA1	63,062	—	—	(77,191)	14,074	—	361,976
Vanguard Market Liquidity Fund	2,028,453	NA2	NA2	54	(36)	81,505	—	2,988,881
Total	2,028,453	63,062	—	54	(77,227)	95,579	—	3,350,857
1	Not applicable—at October 31, 2024, the issuer was not an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.